Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
OPERATING ACTIVITIES
Net Loss	$ (5,121)	$ (16,097)
Adjustments for:
Depreciation and amortization	379	326
Equity-settled share-based payment	12,707	8,844
Finance costs	(149)	129
Change in fair value of warrants liability		271
Changes in operating asset and liabilities:
Trade receivables	(2,555)	(3,094)
Other receivables	63	(27)
Long-term financing receivables	(2,969)
Prepaid expenses and deposits	112	910
Accounts payable	(447)	522
Accrued liabilities	7,633	7,840
Customer deposits	6,170	11,492
Other payables	127	10,364
NET CASH PROVIDED BY OPERATING ACTIVITIES	15,950	21,480
INVESTING ACTIVITIES
Purchase of property and equipment	(285)	(96)
Purchase of financial assets	(1,350)	(171)
Sale of financial assets	257	22
NET CASH USED IN INVESTING ACTIVITIES	(1,378)	(245)
FINANCING ACTIVITIES
Purchase of common shares for Restricted Share Unit (RSU) Plan	(6,122)	(4,623)
Payment of employee taxes on certain share-based arrangements	(1,213)	(321)
Proceeds from exercise of stock options	310	613
Distributions to non-controlling interest	(76)	(38)
NET CASH USED IN FINANCING ACTIVITIES	(7,101)	(4,369)
Net change in cash, cash equivalents and restricted cash	7,471	16,866
Cash, cash equivalents and restricted cash, beginning of year	47,465	27,655
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	29	(9)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING BALANCE	$ 54,965	$ 44,512